Restatement of Previously Filed Financial Statements	12 Months Ended
Sep. 30, 2021
Restatement of Previously Filed Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY FILED FINANCIAL STATEMENTS

NOTE 2 — RESTATEMENT OF PREVIOUSLY FILED FINANCIAL STATEMENTS

The Company concluded it should restate its previously issued financial statements by amending its Annual Report on Form 10-K, filed with the SEC on December 29, 2021 and amended on June 10, 2022 and July 27, 2022 (the “10K Filing”), to record the classification of amortization of intangible assets representing licenses and banking infrastructure acquired on Match acquisition. The Company had previously recorded the amortization of intangible assets as operating expenses. In July 2022, the Company realized its financial services segment is unable to generate revenue without the licenses and bank infrastructure. As a result, the Company reclassified the amortization of intangible assets from operating expenses to cost of revenue — financial services.

The following table represents the impacts of the adjustment described above:

	As Reported	Adjustment	As Restated
Consolidated Statement of Operations and Comprehensive Loss for the Year Ended September 30, 2021
Cost of revenue – financial services	$293,011	$469,286	$762,297
Total costs of revenues	$19,193,011	$469,286	$19,662,297
Gross loss – financial services	$(206,047)	$(469,286)	$(675,333)
Total gross profit (loss)	$93,953	$(469,286)	$(375,333)
Amortization of intangible assets	$469,286	$(469,286)	$—
Total operating expenses	$1,026,357	$(469,286)	$557,071

The reclassifications did not have any impact on consolidated operating loss, net loss or earnings per share, cash flows or balance sheets.